Directors and Key Management compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party [Abstract]
Short-term employee benefits	€ 2.2	€ 3.9	€ 2.8
Share-based payment expense	2.4	3.5	7.6
Non-Executive Director fees	0.3	0.3	0.4
Total Directors' and executive officers' compensation	€ 4.9	€ 7.7	€ 10.8